Derivatives (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Derivative Financial Instruments [Line Items]
Derivative notional amount	$ 638,996	$ 592,440
CDOR/ USD LIBOR [member]
Derivative Financial Instruments [Line Items]
Derivative notional amount		148,000
Master derivative agreement - net liability position [member]
Derivative Financial Instruments [Line Items]
Posting of collateral or other acceptable remedy	407	392
Funding totaling	0	0
Master derivative agreements - credit support provisions [member]
Derivative Financial Instruments [Line Items]
Fair value of derivative instruments with credit risk related contingent features in a net liability position	16,000	19,000
Banks collateral for normal course of business	16,000	18,000
Master derivative agreements - credit support provisions [member] | One-notch downgrade credit rating [member]
Derivative Financial Instruments [Line Items]
Additional banks collateral for normal course of business	147	174
Master derivative agreements - credit support provisions [member] | Two-notch downgrade credit rating [member]
Derivative Financial Instruments [Line Items]
Additional banks collateral for normal course of business	$ 223	$ 269